SEGMENT INFORMATION (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment				3
Number of reportable segments | segment				4
Revenue from strategic capital services				$ 54,458	$ 160,088
Revenue from single-family rental properties				795,317	645,585
Direct operating expenses				(261,936)	(209,089)
Net operating income from single-family rental properties				533,381	436,496
Income from equity-accounted investments in multi-family rental properties				5,297	1,550
Income from equity-accounted investments in Canadian residential developments				4,348	11,198
Other income (expense)				518	10,886
Income from investments in U.S. residential developments				30,773	16,897
Compensation expense				(89,343)	(99,256)
Performance fees expense				(2,550)	(35,854)
General and administration expense				(86,502)	(58,991)
Gain (loss) on debt modification and extinguishment				1,326	(6,816)
Transaction costs				(16,632)	(18,537)
Interest expense				(316,473)	(213,932)
Fair value gain on rental properties		$ 2,029	$ 56,414	210,936	858,987
Fair value loss on Canadian development properties				0	(440)
Realized and unrealized loss on derivative financial instruments				(2,424)	184,809
Amortization and depreciation expense				(17,794)	(15,608)
Realized and unrealized foreign exchange loss				(13,859)	498
Net change in fair value of limited partners’ interests in single-family rental business				(145,497)	(297,381)
Income tax expense				(28,139)	(155,220)
Net income from continuing operations				121,824	779,374
Segment net income from discontinued operations				0	35,106
Net income				121,824	814,480
Operating segments | Single-Family Rental
Disclosure of operating segments [line items]
Revenue from strategic capital services				0	0
Revenue from single-family rental properties				795,317	645,585
Direct operating expenses				(261,936)	(209,089)
Net operating income from single-family rental properties				533,381	436,496
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income (expense)				342	1,405
Income from investments in U.S. residential developments				0	0
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Gain (loss) on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value loss on Canadian development properties					0
Realized and unrealized loss on derivative financial instruments				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange loss				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations					437,901
Segment net income from discontinued operations					0
Net income				533,723	437,901
Operating segments | Adjacent Businesses
Disclosure of operating segments [line items]
Revenue from strategic capital services				0	0
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				5,297	1,550
Income from equity-accounted investments in Canadian residential developments				4,348	11,198
Other income (expense)				1,441	1,668
Income from investments in U.S. residential developments				30,773	16,897
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Gain (loss) on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value loss on Canadian development properties					0
Realized and unrealized loss on derivative financial instruments				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange loss				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations					31,313
Segment net income from discontinued operations					35,106
Net income				41,859	66,419
Operating segments | Strategic Capital
Disclosure of operating segments [line items]
Revenue from strategic capital services				54,458	160,088
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income (expense)				0	0
Income from investments in U.S. residential developments				0	0
Compensation expense				0	0
Performance fees expense				0	0
General and administration expense				0	0
Gain (loss) on debt modification and extinguishment				0	0
Transaction costs				0	0
Interest expense				0	0
Fair value gain on rental properties				0	0
Fair value loss on Canadian development properties					0
Realized and unrealized loss on derivative financial instruments				0	0
Amortization and depreciation expense				0	0
Realized and unrealized foreign exchange loss				0	0
Net change in fair value of limited partners’ interests in single-family rental business				0	0
Income tax expense				0	0
Net income from continuing operations					160,088
Segment net income from discontinued operations					0
Net income				54,458	160,088
Corporate
Disclosure of operating segments [line items]
Revenue from strategic capital services				0	0
Revenue from single-family rental properties				0	0
Direct operating expenses				0	0
Net operating income from single-family rental properties				0	0
Income from equity-accounted investments in multi-family rental properties				0	0
Income from equity-accounted investments in Canadian residential developments				0	0
Other income (expense)				(1,265)	7,813
Income from investments in U.S. residential developments				0	0
Compensation expense				(89,343)	(99,256)
Performance fees expense				(2,550)	(35,854)
General and administration expense				(86,502)	(58,991)
Gain (loss) on debt modification and extinguishment				1,326	(6,816)
Transaction costs				(16,632)	(18,537)
Interest expense				(316,473)	(213,932)
Fair value gain on rental properties				210,936	858,987
Fair value loss on Canadian development properties					(440)
Realized and unrealized loss on derivative financial instruments				(2,424)	184,809
Amortization and depreciation expense				(17,794)	(15,608)
Realized and unrealized foreign exchange loss				(13,859)	498
Net change in fair value of limited partners’ interests in single-family rental business				(145,497)	(297,381)
Income tax expense				(28,139)	(155,220)
Net income from continuing operations					150,072
Segment net income from discontinued operations					0
Net income				(508,216)	150,072
Property management fees
Disclosure of operating segments [line items]
Revenue from strategic capital services				1,775	10,501
Property management fees | Adjustments to External Revenues
Disclosure of operating segments [line items]
Revenue from strategic capital services				(93,319)	(114,490)
Development fees
Disclosure of operating segments [line items]
Revenue from strategic capital services				31,034	26,826
Development fees | Adjustments to External Revenues
Disclosure of operating segments [line items]
Revenue from strategic capital services				(1,445)	(1,500)
Asset management fees
Disclosure of operating segments [line items]
Revenue from strategic capital services				11,290	12,431
Asset management fees | Adjustments to External Revenues
Disclosure of operating segments [line items]
Revenue from strategic capital services				$ (9,249)	(10,035)
Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of operating segments [line items]
Proportion of remaining ownership interest sold	20.00%
Segment net income from discontinued operations					35,106
Net income					$ 192,970